Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
2018-34*		Citi	738	131,600,962.24	100.00%	1	649,497.45	0.49%	1	649,497.45	0.49%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.05%
Total			738	131,600,962.24	100.00%	1	649,497.45	0.49%	1	649,497.45	0.49%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%

** Request for repurchase was made in Q1 2019 and the repurchase was made in Q2 2019.